WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 83.7%
Alabama - 1.4%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	$9,000,000	$9,313,450
Subordinated Lien Warrants, Series D	5.000%	10/1/22	2,000,000	2,071,665
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,330,445
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	25,125,000	26,942,734	(a)(b)

Total Alabama				42,658,294

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	940,239
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,179,643
State Capital Project, Series B	4.000%	12/1/36	750,000	883,535
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,282,656
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,215,043
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	2,052,611
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,588,877
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	750,000	971,866
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/31	1,000,000	1,321,501

Total Alaska				11,435,971

Arizona - 2.0%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	818,010
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	1,003,543
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,186,046
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,228,293
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,702,023

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - continued
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	$1,100,000	$1,402,714
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,646,294
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,274,469	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,823,397	(a)(b)(c)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,702,169	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,444,474
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,535,480	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,240,877	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,182,386	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,775,623
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,839,857

Total Arizona				59,805,655

California - 8.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,524,969
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,927,951
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,534,134
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,218,810	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,390,551	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,883,615	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	2,049,816	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.200%	4/1/24	3,000,000	3,051,502	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	1.000%	5/1/23	30,000,000	30,167,196	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bond, Climate Bond Certified, Series A	4.000%	12/1/27	$2,300,000	$2,656,386	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,393,282
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	5,425,679	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	5,349,966	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	574,104	(c)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,644,754
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,595,000	8,138,823	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,805,274	(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,193,772
Various Purpose, Refunding	5.000%	9/1/41	3,000,000	3,976,712
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,555,000	8,870,174	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	6,306,504	(e)
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,783,902	(e)
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,829,106	(e)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,328,805
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,298,585
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	6,294,086

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	$3,690,000	$4,769,352
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,775,000	2,200,239	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,173,831	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,173,842	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,970,573	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	3,017,634	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,242,784	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,103,498	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,583,246	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	7,898,570
Series C	5.000%	7/1/37	3,000,000	3,670,140
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,780,000	2,213,943
Series B	6.125%	11/1/29	17,040,000	21,196,269
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,237,795	(a)(b)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,816,500
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	580,000	605,941
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,284,366	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,909,374
Series A, Refunding	5.000%	10/1/43	3,000,000	3,754,611

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	$6,645,000	$8,314,025
Series A, Refunding	5.000%	8/1/35	3,115,000	3,892,561
Series A, Refunding	5.000%	8/1/36	1,000,000	1,248,446
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,229,883
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,842,708
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	1/1/34	1,000,000	1,238,119	(c)
Series A	5.000%	5/1/49	2,500,000	3,060,956	(c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,414,336
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,866,465
Series 2018	5.000%	8/1/43	2,000,000	2,470,129
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	831,585
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,263,173
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,259,876
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	942,890

Total California				254,316,118

Colorado - 1.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	515,998
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,758,324
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	5,070,997	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	$255,000	$293,054
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	460,077
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	520,531
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	6,485,000	6,995,857
Series 2008	6.250%	11/15/28	8,000,000	9,982,979
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	889,477
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	583,368
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	517,700

Total Colorado				32,588,362

Connecticut - 1.3%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,366,369
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,357,408
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,890,372
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,821,583
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,119,450
Connecticut State, GO:
Series A	5.000%	4/15/30	750,000	954,747
Series C	4.000%	6/1/35	1,525,000	1,837,555
Series C	4.000%	6/1/37	1,000,000	1,199,813
Series C	4.000%	6/1/38	1,250,000	1,497,209
Series E	5.000%	10/15/34	2,900,000	3,465,013
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,159,677
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,497,006
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,744,550
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,548,403

Total Connecticut				39,459,155

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
Delaware State Health Facilities Authority
Revenue, Series 2018	5.000%	6/1/43	$4,420,000	$5,314,838
District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	539,658
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	537,384
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,744,398
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,915,709

Total District of Columbia				11,737,149

Florida - 3.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,111,838	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,800,652	(c)
Series A	5.000%	10/1/27	1,750,000	2,134,947	(c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,920,357	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,614,389
Series A, Refunding	5.000%	7/1/28	5,500,000	6,332,397
Series A, Refunding	5.000%	7/1/30	5,000,000	5,710,079
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,511,667
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,207,945
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,887,906
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,244,906
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,155,453	(d)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,299,555
Series A, Refunding	5.000%	10/1/27	3,000,000	3,435,675
Series A, Refunding	5.000%	10/1/28	1,000,000	1,140,908
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	4,920,931

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Lee County, FL, Airport Revenue:
Series A, Refunding	5.000%	10/1/31	$3,500,000	$4,620,352	(c)
Series A, Refunding, AGM	5.000%	10/1/22	2,045,000	2,052,286	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	1,600,000	1,914,549
Series A, Refunding	4.000%	10/1/35	1,505,000	1,798,223
Series A, Refunding	4.000%	10/1/36	1,000,000	1,192,719
Series A, Refunding	4.000%	10/1/37	2,075,000	2,469,390
Series A, Refunding	4.000%	10/1/38	2,250,000	2,672,937
Series A, Refunding	4.000%	10/1/39	1,500,000	1,778,467
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,319,933
Series B, Refunding	5.000%	7/1/25	3,730,000	4,145,456
Series B, Refunding	5.000%	7/1/26	1,700,000	1,886,660
Series B, Refunding	5.000%	7/1/27	2,350,000	2,603,701
Series B, Refunding	5.000%	7/1/28	1,000,000	1,107,695
Series B, Refunding	5.000%	7/1/30	2,500,000	2,767,267
Series B, Refunding	5.000%	7/1/31	2,750,000	3,043,272
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,226,599
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	762,621
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,211,208
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,082,464
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,173,147	(f)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,743,706
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,577,503
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,151,885

Total Florida				114,731,645

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 0.9%
Brookhaven, GA, Development Authority
Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$3,500,000	$4,082,644
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,671,115
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	920,275
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,509,686
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	2,008,607
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	725,657
Series A, AGM	4.000%	1/1/46	1,200,000	1,369,885
Series A, AGM	4.000%	1/1/46	780,000	897,243
Series A, Refunding	5.000%	1/1/34	850,000	1,095,128
Series A, Refunding	5.000%	1/1/35	875,000	1,124,927
Series A, Refunding	5.000%	1/1/36	1,075,000	1,378,322
Series A, Refunding	5.000%	1/1/37	1,000,000	1,279,316
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,388,882
Series C	4.000%	9/1/26	2,125,000	2,406,645	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,206,738	(e)

Total Georgia				27,065,070

Guam - 0.1%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,180,000	3,592,334

Illinois - 11.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,975,263
Series 2018	5.000%	4/1/36	1,270,000	1,520,549
Series 2018	5.000%	4/1/37	1,400,000	1,672,984
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,639,266

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Series A	5.000%	12/1/32	$2,800,000	$3,527,232
Series A	5.000%	12/1/35	2,560,000	3,208,660
Series A	5.000%	12/1/36	1,450,000	1,815,106
Series A	5.000%	12/1/40	1,750,000	2,174,017
Series A	5.000%	12/1/41	1,500,000	1,858,538
Series B, Refunding	5.000%	12/1/30	2,500,000	3,161,992
Series B, Refunding	5.000%	12/1/31	3,250,000	4,102,710
Series C, Refunding	5.000%	12/1/24	2,500,000	2,800,439
Series C, Refunding	5.000%	12/1/25	1,000,000	1,152,956
Series D	5.000%	12/1/46	1,000,000	1,189,805
Chicago, IL, GO:
Series A	5.000%	1/1/40	7,075,000	8,511,680
Series A	5.000%	1/1/44	2,200,000	2,628,114
Series A, Refunding	5.000%	1/1/25	4,000,000	4,485,193
Series A, Refunding	5.000%	1/1/26	1,250,000	1,439,804
Series A, Refunding	5.000%	1/1/27	2,250,000	2,654,450
Series C, Refunding	5.000%	1/1/25	2,765,000	3,100,389
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,398,259	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,443,546	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,539,783	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,613,375	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,783,204	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,868,119	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,964,355	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,060,592	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,162,489	(e)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,975,514
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,535,813
Series A, Refunding	5.000%	1/1/33	2,145,000	2,394,637	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,072,029
Series B, Refunding	5.000%	1/1/34	10,505,000	11,840,369
Series C	5.000%	1/1/30	6,010,000	6,732,139	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,777,814	(c)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	7,309,029

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	$2,000,000	$2,304,254
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,766,208
Second Lien	5.000%	1/1/31	1,500,000	1,620,064
Second Lien	5.000%	1/1/32	1,000,000	1,079,836
Second Lien	5.000%	1/1/33	1,035,000	1,117,416
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,748,011
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,981,892
Second Lien Project	5.000%	11/1/31	2,000,000	2,221,320
Second Lien Project	5.000%	11/1/33	1,500,000	1,665,461
Second Lien Project	5.000%	11/1/34	1,000,000	1,109,498
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,479,644
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,969,395
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	1,415,000	1,838,702
Series A, Refunding	5.000%	11/15/38	2,000,000	2,548,682
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	662,890
Property Tax	5.000%	1/1/30	885,000	1,063,238
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	570,857
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	743,905
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,299,325
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,593,756
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	511,158
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	547,496

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	11

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	$395,000	$502,212
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,446,651
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	804,956
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,456,040
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,717,534
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,335,296
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/25	5,000,000	5,665,859
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	596,745
Series A, Refunding, AGM	5.000%	4/1/28	475,000	585,133
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,704,613
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,600,873
Series A	5.000%	3/1/33	5,000,000	6,409,124
Series A	5.000%	3/1/34	4,000,000	5,112,710
Series A	5.000%	3/1/35	2,300,000	2,930,994
Series A	5.000%	5/1/36	4,665,000	5,637,243
Series A	5.000%	5/1/39	4,800,000	5,768,305
Series A, Refunding	5.000%	10/1/27	12,805,000	15,480,915
Series A, Refunding	5.000%	10/1/28	2,000,000	2,464,609
Series A, Refunding	5.000%	10/1/30	1,275,000	1,565,128
Series B, Refunding	5.000%	9/1/27	6,015,000	7,261,686
Series B, Refunding	5.000%	10/1/27	3,000,000	3,626,923
Series D	5.000%	11/1/27	6,975,000	8,446,470
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	929,344

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	$7,400,000	$8,514,046	(f)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	16,303,326
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	16,822,971
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,431,290
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	751,644
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	12,056,186
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,481,064
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,154,393
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,371,548
Series C, Refunding	5.000%	3/15/26	1,800,000	1,970,041

Total Illinois				342,439,093

Indiana - 1.2%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,469,848	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,968,830	(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	12/1/42	2,500,000	2,500,000	(a)(b)(e)
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	3,174,637
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,926,489
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,614,364

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	13

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	$2,900,000	$3,374,349	(c)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,389,880	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	400,000	422,233	(c)

Total Indiana				35,840,630

Iowa - 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	3,250,000	3,738,703
Kansas - 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	870,944

Kentucky - 1.7%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	5,141,917	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	6,166,705	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	15,547,161	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,753,823
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,215,837
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,336,905	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,987,784	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,655,627
Series B, Refunding	5.000%	1/1/24	1,350,000	1,467,307
Series B, Refunding	5.000%	1/1/27	650,000	779,593
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	9,083,393	(a)(b)(c)

Total Kentucky				51,136,052

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	$7,000,000	$7,020,679	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	5,112,442	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,843,903
Refunding, AGM	5.000%	12/1/29	2,000,000	2,329,352
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,147,843	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	5,250,000	5,418,634	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,920,207	(a)(b)

Total Louisiana				36,793,060

Maryland - 0.2%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	712,283
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,648,211
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,808,090
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,166,527

Total Maryland				5,335,111

Massachusetts - 1.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,260,235
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,514,965
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,255,225
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,174,972
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,503,426
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,380,477
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,131,630

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	$4,000,000	$5,169,669	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,833,888
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	674,767
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,488,254
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,332,696
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,632,152
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	6,109,335	(c)
Series E	5.000%	7/1/46	4,000,000	5,100,649	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,988,737

Total Massachusetts				47,551,077

Michigan - 2.5%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,199,688
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,484,086
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,123,706
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,334,224
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,310,763	(c)
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	2,185,256
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,124,134
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,212,074
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,722,051
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,747,885

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	$1,500,000	$1,715,254
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	12,768,764
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,079,272
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	799,411
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,687,425	(a)(b)(c)
Graphic Packaging International, LLC Coated Recylced Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	3,068,802	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,798,709	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,379,439
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,897,083
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,292,949
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,153,521
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,912,806

Total Michigan				73,997,302

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,075,202	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,614,047
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	2,214,456

Total Mississippi				10,903,705

Missouri - 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,429,379

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	$3,250,000	$4,011,165	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,926,698	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,844,141	(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,500,303

Total Missouri				13,711,686

Nebraska - 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	6,196,787
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,421,213	(a)(b)

Total Nebraska				8,618,000

Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,113,667

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,548,685	(a)(b)(c)

New Jersey - 6.9%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,106,182
Refunding, AGM	5.000%	11/1/27	1,500,000	1,653,710
Refunding, AGM	5.000%	11/1/29	1,500,000	1,644,213
Refunding, AGM	5.000%	11/1/31	1,000,000	1,092,481
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,358,293
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	18,600,000	22,002,135
New Jersey State EDA Revenue: Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,551,493

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	$2,400,000	$2,520,909
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,826,471
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,435,707
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,650,674	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,929,515
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,190,385
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	5,148,855
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.700%	3/1/28	20,000,000	20,225,910	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,272,672
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	2,195,883
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,460,832
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,399,539
School Facilities Construction, Series S	4.000%	6/15/40	1,000,000	1,161,921
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	2,028,648
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	13,159,001	(e)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	12,344,507	(e)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,257,715
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,952,083
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,649,981	(c)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,705,899
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,295,024
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,375,607
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,500,000	1,661,139
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,625,554

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	19

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Transportation Program, Series AA	4.000%	6/15/37	$2,250,000	$2,629,497
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,538,545
Transportation Program, Series AA	5.000%	6/15/37	3,165,000	4,044,107	(f)
Transportation Program, Series AA	4.000%	6/15/38	3,000,000	3,499,160
Transportation Program, Series AA	5.000%	6/15/38	3,000,000	3,795,028
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,200,000	5,391,164	(f)
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	4,018,930
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	1,997,012
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	14,259,370
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,460,561
Series A, Refunding	5.000%	1/1/33	10,230,000	11,877,054
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,927,546
Series A, Refunding	5.000%	6/1/36	3,000,000	3,616,403

Total New Jersey				207,937,315

New Mexico - 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,978,307	(a)(b)

New York - 11.3%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	11,965,786
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/37	2,000,000	2,597,360
Series A, Refunding	5.000%	9/1/38	1,400,000	1,812,398
Series B	1.500%	9/1/26	5,500,000	5,637,966	(a)(b)
Series B, Refunding	5.000%	9/1/32	5,820,000	6,909,308
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	1,315,000	1,477,752
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,975,427
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	2,043,279
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,262,988
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,570,018
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,567,920
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,726,801
Series A-2	5.000%	5/15/30	5,250,000	6,665,265	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,929,715

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project	5.000%	1/1/58	$551,102	$513,492	(b)
New York City, NY, GO:
Step bond, Subseries F-4, (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	3,500,000	4,010,647	(a)(b)
Subseries D-1	5.000%	3/1/37	6,500,000	8,300,656
Subseries D-1	5.000%	3/1/38	6,000,000	7,644,415
Subseries F-1	4.000%	3/1/38	1,000,000	1,200,025
Subseries F-1	5.000%	3/1/39	1,500,000	1,942,470
Subseries F-1	4.000%	3/1/40	1,500,000	1,791,873
Subseries F-1	5.000%	3/1/42	3,500,000	4,503,416
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	618,075
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,896,194
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	2,062,483
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,646,153
New York City, NY, TFA Revenue Future Tax Secured:
Series A	4.000%	11/1/38	3,000,000	3,593,385
Series C	4.000%	5/1/39	4,000,000	4,778,076
Series C	4.000%	5/1/41	5,000,000	5,944,704
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,832,825
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,529,932
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,150,928
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,511,902
State Supported, Series A	5.000%	3/15/40	6,000,000	7,214,932

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	21

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	$7,800,000	$9,898,446
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,921,625
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,750,000	9,090,304
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,848,268
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,962,598	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,251,504
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,449,800
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	291,428
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,463,667
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,901,089
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,744,773	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	7,790,877	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,102,737	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,386,254	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,618,878	(c)
Series C	5.000%	12/1/28	1,250,000	1,552,857
Series C	5.000%	12/1/29	1,300,000	1,644,817
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,215,194

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds:
Series A	5.000%	3/15/41	$7,945,000	$10,214,340
Series C	5.000%	3/15/44	8,995,000	11,493,501
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,535,752	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,531,569	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,583,801
Series 226, Refunding	5.000%	10/15/39	3,105,000	4,013,324	(c)
Town of Oyster Bay Nassau County, NY, Water District, Series A	2.000%	3/11/22	10,000,000	10,033,689
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	3,018,104
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	25,000,000	31,866,197
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	638,982
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,753,422
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,268,691

Total New York				336,915,054

North Carolina - 0.6%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	3,005,676
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,391,803
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,891,444
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,258,846
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,742,815
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,556,847
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,914,389
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	597,152

Total North Carolina				17,358,972

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.8%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	$2,250,000	$2,785,770
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,538,994
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,949,784
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,267,143
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,262,978
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	943,209
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,500,000	2,905,312
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	3,000,000	3,294,715	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,229,020
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	1,119,755
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,174,495
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	873,765
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	701,274
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,232,665
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,476,923
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	888,130	(c)

Total Ohio				24,643,932

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.8%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	$3,170,000	$3,743,496
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,386,413	(e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,522,600
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,495,034
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,494,571
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,798,783	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	590,508	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,212,005	(c)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,522,924
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,655,171

Total Oregon				24,421,505

Pennsylvania - 3.1%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	462,500
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	431,529
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,814,363
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	300,036	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	1,735,000	1,949,440
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	322,681	(e)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,215,000	2,483,866
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	875,000	977,628
Penn State Health	4.000%	11/1/35	2,000,000	2,357,527

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	$1,000,000	$1,252,553
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,375,413
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,623,109
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	2,149,474
Penn State Health, Series 2021	5.000%	11/1/46	3,900,000	4,816,980
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,483,098
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,298,968
Series B	5.000%	12/1/37	1,750,000	2,264,792
Series B	5.000%	12/1/38	2,000,000	2,583,811
Series B	5.000%	12/1/39	3,000,000	3,845,157
Series B	5.000%	12/1/40	2,250,000	2,881,300
Series B, Refunding	5.000%	12/1/46	4,750,000	6,055,854
Series C, Refunding	5.000%	12/1/46	2,125,000	2,737,563
Subordinated, Series B	4.000%	12/1/46	3,500,000	4,102,653
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,513,968	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,888,249	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,505,993
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,641,314
Series B	5.000%	2/1/36	1,500,000	1,877,528
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,632,067
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	11/1/45	6,300,000	8,036,819
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,647,644
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,946,075

Total Pennsylvania				94,259,952

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	$8,155,000	$9,692,314	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,353,909	(d)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	4,095,000	3,690,619	*(h)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,746,562	*(h)
Series A	5.000%	7/1/42	3,370,000	3,365,787	*(h)
Series A	5.050%	7/1/42	950,000	948,813	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	3,377,825	*(i)
Series TT	5.000%	7/1/37	4,775,000	4,769,031	*(h)
Series WW	5.500%	7/1/38	840,000	845,250	*(h)
Series XX	5.250%	7/1/40	7,730,000	7,749,325	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	244,063	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	834,063	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	370,925	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,407,182
Restructured, Series A-1	4.550%	7/1/40	680,000	776,971
Restructured, Series A-1	4.750%	7/1/53	3,750,000	4,294,035
Restructured, Series A-1	5.000%	7/1/58	11,000,000	12,760,628
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,276,106
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,450,576
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,901,334

Total Puerto Rico				71,855,318

Rhode Island - 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,908,097
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,314,856
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,808,780

Total Rhode Island				7,031,733

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.6%
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	$3,850,000	$4,009,038	(c)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,989,538
Refunding	5.000%	12/1/30	2,250,000	2,562,698
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,469,573	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,432,087	(c)

Total South Carolina				16,462,934

Tennessee - 2.0%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	3,315,000	4,071,696
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,893,988
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,825,307
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,720,843	(c)
Series B	5.000%	7/1/26	1,750,000	2,064,238	(c)
Tennessee State Energy Acquisition Corp., Gas Revenue, Series C	5.000%	2/1/24	25,000,000	27,220,703
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,936,565	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,700,692

Total Tennessee				58,434,032

Texas - 8.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	779,809
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,098,353
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	839,882

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	$3,750,000	$4,136,614
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,057,421	(c)
Series B	5.000%	11/15/30	5,640,000	7,141,614	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,869,919
GO	5.000%	2/15/30	2,000,000	2,484,346
GO	5.000%	2/15/31	2,250,000	2,789,189
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,162,430
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,161,610
Central Texas, Regional Mobility Authority Revenue:
Senior Lien, Series B	5.000%	1/1/46	3,750,000	4,714,145
Senior Lien, Series E	5.000%	1/1/45	3,500,000	4,329,418
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,792,848	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,982,614	(e)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/35	2,500,000	2,804,855
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/31	1,250,000	1,597,051
Series A, Refunding	5.000%	8/15/32	1,000,000	1,288,323
Series A, Refunding	5.000%	8/15/33	1,000,000	1,285,495
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,098,771
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	6,350,499
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,041,483	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	740,163
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,037,474

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	$4,500,000	$5,363,739	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,979,855	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	6,000,000	6,439,368	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,955,040	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	2,276,383	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,797,133	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,790,231	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,249,738	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,773,507	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,069,093
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,237,201
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,533,580
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,523,583
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,480,013	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,289,575	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	251,496
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,658,905
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,908,922
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	598,605
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,561,688
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,504,908
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,348,410
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,362,428	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,261,528	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,348,851	(c)

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	$5,200,000	$6,238,249
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,124,744
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,590,000	1,817,624
Texas Private Activity Bond Surface Transportation Corp., Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	6/30/38	1,750,000	2,049,474
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,372,590
Refunding	4.000%	2/1/36	2,325,000	2,752,158
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	16,260,000	18,926,040
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	5,500,000	6,678,721
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/28	7,000,000	8,671,522
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	800,000	936,902
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,460,572

Total Texas				244,176,702

U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,493,609
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,530,859
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	705,000	706,668
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,050,000	3,075,083

Total U.S. Virgin Islands				8,806,219

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.3%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	$3,000,000	$3,596,049	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,458,303
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,277,755
Series 2019	4.000%	10/15/33	600,000	695,099
Series 2019	4.000%	10/15/36	1,000,000	1,149,963
Series 2021	4.000%	10/15/33	500,000	588,621
Series 2021	4.000%	10/15/35	400,000	468,073
Series 2021	4.000%	10/15/36	200,000	233,430

Total Utah				10,467,293

Vermont - 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,260,691

Virginia - 1.8%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,441,205
Hampton Roads, VA, Transportation Accountability Commission:
Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,119,526
Senior Lien, Series A	5.000%	7/1/26	13,750,000	16,413,154
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,710,713
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	6,331,025
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,799,726	(c)
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,222,047
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,682,683	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	2,965,457	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	3,961,492	(c)

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	$3,290,000	$3,362,609	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,803,728	(c)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	1,000,000	1,224,652

Total Virginia				55,038,017

Washington - 1.6%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,747,358
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	9,786,431
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,502,205
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,962,874	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,803,049	(c)
Series A	5.000%	5/1/36	4,000,000	4,746,333	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,382,839	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	795,653
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	635,316
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	888,024
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,519,594

Total Washington				47,769,676

West Virginia - 0.4%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,733,425	(a)(b)
West Virginia, WV, Parkways Authority Revenue:
Senior Lien	5.000%	6/1/32	1,250,000	1,668,208
Senior Lien	5.000%	6/1/34	1,000,000	1,327,351
Senior Lien	5.000%	6/1/35	1,255,000	1,661,453
Senior Lien	5.000%	6/1/39	1,500,000	1,962,903

Total West Virginia				11,353,340

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.8%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	$2,510,000	$2,814,009
Series A, Refunding	5.000%	11/1/32	2,000,000	2,241,041
Series A, Refunding	5.000%	11/1/33	2,000,000	2,240,442
Series A, Refunding	5.000%	11/1/34	2,000,000	2,239,844
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,699,047	(d)
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	1,700,000	2,047,535
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,874,823
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,448,443

Total Wisconsin				24,605,184

TOTAL MUNICIPAL BONDS (Cost - $2,334,345,209)				2,506,078,482

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 1.0%
New York - 1.0%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $29,414,921)	4.000%	3/15/41	25,170,000	29,601,353

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A1, Step bond	1.600%	8/15/51	4,564,092	4,586,034
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A2, Step bond	1.600%	8/15/51	2,567,302	2,579,299

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,131,394)				7,165,333

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%††
CMS Liquidating Trust (Cost - $989,420)			200	182,310	*(l)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,371,880,944)				2,543,027,478

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 15.2%
MUNICIPAL BONDS - 15.2%
Alabama - 0.0%††
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.090%	7/15/32	700,000	$700,000	(n)(o)

Arizona - 0.1%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.080%	1/1/46	$1,745,000	1,745,000	(n)(o)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, LOC - JPMorgan Chase & Co.	0.080%	2/1/48	100,000	100,000	(n)(o)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.070%	11/15/52	500,000	500,000	(n)(o)

Total Arizona				2,345,000

California - 0.5%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.070%	11/1/35	1,440,000	1,440,000	(n)(o)
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.100%	9/15/29	2,300,000	2,300,000	(c)(n)(o)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.100%	4/1/25	200,000	200,000	(c)(n)(o)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.060%	5/15/45	1,350,000	1,350,000	(n)(o)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.100%	5/1/30	8,400,000	8,400,000	(c)(n)(o)
San Francisco, CA, City & County Finance Corporation Lease Revenue, Moscone Center Expansion Project, Series 2008-1, Refunding, LOC - State Street Bank & Trust Co.	0.090%	4/1/30	1,350,000	1,350,000	(n)(o)
University of California, CA, Revenue, Series AL-3, Refunding	0.050%	5/15/48	740,000	740,000	(n)(o)

Total California				15,780,000

Colorado - 0.0%††
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.100%	11/15/39	350,000	350,000	(n)(o)

Delaware - 0.1%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	0.080%	11/1/35	2,800,000	2,800,000	(n)(o)

District of Columbia - 0.0%††
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	0.080%	8/15/38	400,000	400,000	(n)(o)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 1.8%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	0.100%	2/1/38	$4,100,000	$4,100,000	(n)(o)
Hillsborough County, FL, IDA, Healthcare System Revenue:
Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.080%	11/1/38	1,900,000	1,900,000	(n)(o)
Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	0.100%	11/1/38	4,500,000	4,500,000	(n)(o)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.100%	10/1/26	9,500,000	9,500,000	(n)(o)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.110%	7/1/37	800,000	800,000	(n)(o)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.110%	5/1/24	33,750,000	33,750,000	(c)(n)(o)

Total Florida				54,550,000

Georgia - 0.4%
Monroe County, GA, Development Authority Revenue, Florida Power & Light Co. Project	0.120%	11/1/47	11,800,000	11,800,000	(c)(n)(o)

Illinois - 0.4%
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	0.090%	4/1/31	1,900,000	1,900,000	(n)(o)
Illinois State Finance Authority Revenue:
Edward Hospital Obligated Group, Series B-2, Refunding, LOC - TD Bank N.A.	0.100%	2/1/40	8,215,000	8,215,000	(n)(o)
Edward Hospital Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	0.100%	2/1/29	2,370,000	2,370,000	(n)(o)

Total Illinois				12,485,000

Indiana - 0.2%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.080%	11/1/39	2,600,000	2,600,000	(n)(o)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.080%	11/1/39	2,010,000	2,010,000	(n)(o)

Total Indiana				4,610,000

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.1%
Maryland State HEFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.080%	7/1/41	$2,085,000	$2,085,000	(n)(o)

Massachusetts - 0.1%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.080%	10/1/42	100,000	100,000	(n)(o)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.060%	10/1/42	700,000	700,000	(n)(o)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	0.100%	7/1/46	200,000	200,000	(n)(o)
Massachusetts State HEFA Revenue:
Harvard University, Series Y	0.080%	7/1/35	245,000	245,000	(n)(o)
Massachusetts Institute of Technology, Series J-1	0.090%	7/1/31	1,700,000	1,700,000	(n)(o)
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	0.100%	12/1/24	300,000	300,000	(n)(o)

Total Massachusetts				3,245,000

Michigan - 0.0%††
University of Michigan Revenue, Series D-1, Refunding	0.070%	12/1/24	1,070,000	1,070,000	(n)(o)

Minnesota - 0.5%
City of Rochester, MN, Health Care Facilities Financing Authority Revenue, Mayo Clinic, Series B, Refunding, SPA - Northern Trust Co.	0.100%	11/15/38	2,000,000	2,000,000	(n)(o)
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue:
Allina Health System, Series B-1, LOC - JPMorgan Chase & Co.	0.050%	11/15/35	4,700,000	4,700,000	(n)(o)
Allina Health System, Series B-2, Refunding, LOC - JPMorgan Chase & Co.	0.080%	11/15/35	800,000	800,000	(n)(o)
Series C2, LOC - Wells Fargo Bank N.A.	0.100%	11/15/34	200,000	200,000	(n)(o)
Minneapolis, MN, Health Care System
Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.080%	11/15/48	6,650,000	6,650,000	(n)(o)

Total Minnesota				14,350,000

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	37

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 1.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.090%	12/1/30	$950,000	$950,000	(n)(o)
Chevron USA Inc. Project, Series A	0.090%	11/1/35	11,215,000	11,215,000	(n)(o)
Chevron USA Inc. Project, Series B	0.090%	12/1/30	1,640,000	1,640,000	(n)(o)
Chevron USA Inc. Project, Series B	0.090%	12/1/30	2,920,000	2,920,000	(n)(o)
Chevron USA Inc. Project, Series B	0.090%	11/1/35	300,000	300,000	(n)(o)
Chevron USA Inc. Project, Series D	0.090%	11/1/35	2,700,000	2,700,000	(n)(o)
Chevron USA Inc. Project, Series F	0.090%	12/1/30	700,000	700,000	(n)(o)
Chevron USA Inc. Project, Series G	0.090%	12/1/30	2,015,000	2,015,000	(n)(o)
Chevron USA Inc. Project, Series G	0.090%	11/1/35	2,700,000	2,700,000	(n)(o)
Chevron USA Inc. Project, Series G	0.090%	11/1/35	1,100,000	1,100,000	(n)(o)
Chevron USA Inc. Project, Series H	0.090%	11/1/35	7,200,000	7,200,000	(n)(o)
Chevron USA Inc. Project, Series I	0.090%	11/1/35	2,500,000	2,500,000	(n)(o)
Chevron USA Inc. Project, Series L	0.090%	11/1/35	5,400,000	5,400,000	(n)(o)

Total Mississippi				41,340,000

Missouri - 0.4%
Missouri State HEFA Revenue:
BJC Health System, Series C, Refunding, LIQ - BJC Health System	0.100%	5/15/38	12,730,000	12,730,000	(n)(o)
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	0.090%	10/1/35	400,000	400,000	(n)(o)
St. Louis University, Series B, LOC - U.S. Bank N.A.	0.070%	10/1/24	200,000	200,000	(n)(o)

Total Missouri				13,330,000

New Jersey - 1.3%
New Jersey State EDA Revenue, South Jersey Gas Co., Series 2006-1, Remarketing, LOC - JPMorgan Chase & Co.	0.130%	4/1/36	4,600,000	4,600,000	(c)(n)(o)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp., Series B, Refunding, LOC - Bank of America N.A.	0.080%	7/1/36	4,900,000	4,900,000	(n)(o)
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.100%	7/1/33	23,480,000	23,480,000	(n)(o)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.070%	7/1/43	6,100,000	6,100,000	(n)(o)
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	0.050%	7/1/43	100,000	100,000	(n)(o)

Total New Jersey				39,180,000

See Notes to Schedule of Investments.

38	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 4.8%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.100%	11/1/38	$4,100,000	$4,100,000	(n)(o)
Build NYC Resource Corp. Revenue:
Asia SOC Project V, Refunding, LOC - TD Bank N.A.	0.100%	4/1/45	175,000	175,000	(n)(o)
Loan Enhanced Assistance, Series A, LOC - Bank of America N.A.	0.100%	3/1/38	700,000	700,000	(n)(o)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center, LOC - HSBC Bank USA N.A.	0.120%	10/1/38	775,000	775,000	(n)(o)
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.070%	11/1/31	5,810,000	5,810,000	(n)(o)
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.100%	11/1/35	4,100,000	4,100,000	(n)(o)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.100%	11/1/32	8,425,000	8,425,000	(n)(o)
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.070%	3/1/48	1,700,000	1,700,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.080%	4/1/42	6,200,000	6,200,000	(n)(o)
Subseries I-4, LOC - TD Bank N.A.	0.070%	4/1/36	2,800,000	2,800,000	(n)(o)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.070%	3/15/33	5,700,000	5,700,000	(c)(n)(o)
New York City, NY, HDC, MFH Revenue:
Beacon Mews Development, Series A, LOC - Citibank N.A.	0.130%	4/1/39	2,300,000	2,300,000	(c)(n)(o)
Boricua Village Apartment Site, Series C, LOC - Citibank N.A.	0.130%	9/1/42	2,500,000	2,500,000	(c)(n)(o)
Series H	0.120%	3/15/22	6,180,000	6,176,611	(a)(n)(o)
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	0.090%	6/1/40	700,000	700,000	(c)(n)(o)
New York City, NY, HDC, Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LOC - FNMA	0.100%	11/15/29	2,000,000	2,000,000	(c)(n)(o)
New York City, NY, IDA Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.100%	1/1/37	7,960,000	7,960,000	(c)(n)(o)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	39

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.080%	6/15/33	$5,170,000	$5,170,000	(n)(o)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	0.080%	6/15/39	100,000	100,000	(n)(o)
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA - UBS AG	0.080%	6/15/39	200,000	200,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	0.080%	6/15/50	200,000	200,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.070%	6/15/49	13,000,000	13,000,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.070%	6/15/48	4,775,000	4,775,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA -Mizuho Bank Ltd.	0.080%	6/15/48	200,000	200,000	(n)(o)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.090%	6/15/48	555,000	555,000	(n)(o)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.100%	6/15/48	4,435,000	4,435,000	(n)(o)
Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	0.070%	6/15/43	500,000	500,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.080%	8/1/45	100,000	100,000	(n)(o)
Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	0.090%	8/1/42	1,200,000	1,200,000	(n)(o)
Subordinated, Subseries E-3, SPA - JPMorgan Chase & Co.	0.080%	2/1/45	1,940,000	1,940,000	(n)(o)
Subseries A, Refunding, SPA - TD Bank N.A.	0.070%	11/1/29	1,100,000	1,100,000	(n)(o)
Subseries A-3, SPA - Mizuho Bank Ltd.	0.090%	8/1/43	500,000	500,000	(n)(o)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.060%	2/1/44	1,000,000	1,000,000	(n)(o)

See Notes to Schedule of Investments.

40	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Dormitory Authority Revenue:
City University, Series D, Refunding, LOC - TD Bank N.A.	0.100%	7/1/31	$2,465,000	$2,465,000	(n)(o)
Cornell University, Series A, SPA - Bank of New York Mellon	0.100%	7/1/33	1,530,000	1,530,000	(n)(o)
Cornell University, Series B, SPA - Bank of New York Mellon	0.100%	7/1/33	1,505,000	1,505,000	(n)(o)
Mental Health Services, Subseries D-2H, LOC - Royal Bank of Canada	0.100%	2/15/31	765,000	765,000	(n)(o)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	0.100%	11/1/34	1,195,000	1,195,000	(n)(o)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.100%	11/1/39	12,300,000	12,300,000	(c)(n)(o)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.100%	11/15/31	1,100,000	1,100,000	(c)(n)(o)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	0.060%	5/1/35	1,965,000	1,965,000	(n)(o)
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.090%	11/1/41	1,100,000	1,100,000	(n)(o)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.120%	11/1/41	7,800,000	7,800,000	(c)(n)(o)
55 West 25th Street Housing, Series A, LOC - FNMA	0.070%	11/15/38	100,000	100,000	(c)(n)(o)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.100%	11/1/34	8,800,000	8,800,000	(c)(n)(o)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.070%	11/1/32	500,000	500,000	(c)(n)(o)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	41

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.080%	1/1/32	$1,890,000	$1,890,000	(n)(o)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.090%	1/1/32	2,780,000	2,780,000	(n)(o)
Westchester County, NY, IDA, Civic Facility Revenue, Northern Westchester Hospital, LOC - TD Bank N.A.	0.100%	11/1/24	1,265,000	1,265,000	(n)(o)

Total New York				144,156,611

North Carolina - 0.1%
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	0.100%	2/1/24	1,725,000	1,725,000	(n)(o)

North Dakota - 0.0%††
North Dakota State HFA Revenue, Series E, SPA - TD Bank N.A.	0.100%	7/1/36	1,300,000	1,300,000	(n)(o)

Oregon - 0.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.070%	8/1/34	3,400,000	3,400,000	(n)(o)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.070%	8/1/34	980,000	980,000	(n)(o)

Total Oregon				4,380,000

Pennsylvania - 0.9%
Delaware Valley, PA, Regional Finance
Authority, Local Government Revenue:
Series A, LOC - TD Bank N.A.	0.100%	5/1/55	5,700,000	5,700,000	(n)(o)
Series D, LOC - TD Bank N.A.	0.100%	11/1/55	9,000,000	9,000,000	(n)(o)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.090%	7/1/34	1,895,000	1,895,000	(n)(o)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.100%	12/1/39	200,000	200,000	(n)(o)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.100%	12/1/38	3,520,000	3,520,000	(n)(o)
Series 2020, Refunding, LOC - TD Bank N.A.	0.100%	12/1/39	500,000	500,000	(n)(o)

See Notes to Schedule of Investments.

42	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.100%	12/1/34	$2,910,000	$2,910,000	(n)(o)
Philadelphia, PA, Gas Works Revenue, Series D, Refunding, LOC - TD Bank N.A.	0.100%	8/1/31	2,000,000	2,000,000	(n)(o)

Total Pennsylvania				25,725,000

Texas - 1.4%
Gulf Coast Authority, TX, Waste Disposal Authority:
ExxonMobil Project	0.110%	6/1/30	11,800,000	11,800,000	(c)(n)(o)
ExxonMobil Project, Series B	0.110%	6/1/25	4,000,000	4,000,000	(c)(n)(o)
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.090%	11/1/41	3,200,000	3,200,000	(n)(o)
Harris County, TX, Cultural Education Facilities
Finance Corp., Hospital Revenue, Texas
Childrens hospital, Series C, Refunding, SPA - Bank of America N.A.	0.080%	10/1/41	500,000	500,000	(n)(o)
Harris County, TX, Education Facilities Finance
Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	0.080%	12/1/59	1,600,000	1,600,000	(n)(o)
Harris County, TX, Health Facilities
Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	0.080%	12/1/41	1,325,000	1,325,000	(n)(o)
Methodist Hospital System, Series A-2, Refunding	0.080%	12/1/41	3,600,000	3,600,000	(n)(o)
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	0.070%	4/1/32	5,100,000	5,100,000	(c)(n)(o)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.080%	5/15/34	600,000	600,000	(n)(o)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series 2010	0.050%	11/1/38	600,000	600,000	(n)(o)
ExxonMobil Corp., Series B, Refunding	0.110%	11/1/29	1,780,000	1,780,000	(c)(n)(o)
ExxonMobil Corp., Subseries B-2, Refunding	0.110%	12/1/39	2,230,000	2,230,000	(c)(n)(o)
Lower Neches Valley, TX, IDA Revenue,
Industrial Development Corp. Project, Refunding	0.050%	5/1/46	600,000	600,000	(n)(o)
Texas State, Series A, SPA - State Street B&T Co.	0.110%	6/1/43	4,810,000	4,810,000	(n)(o)

Total Texas				41,745,000

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	43

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.1%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series A, SPA - JPMorgan Chase & Co.	0.080%	5/15/37	$100,000	$100,000	(n)(o)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.070%	5/15/58	1,780,000	1,780,000	(n)(o)

Total Utah				1,880,000

Washington - 0.2%
King County, WA, GO, Series A, Refunding, SPA - TD Bank N.A.	0.100%	1/1/46	5,075,000	5,075,000	(n)(o)

Wisconsin - 0.3%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.080%	4/1/48	8,100,000	8,100,000	(n)(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $454,510,000)				454,506,611

TOTAL INVESTMENTS - 100.2% (Cost - $2,826,390,944)				2,997,534,089
TOB Floating Rate Notes - (0.6)%				(18,875,000)
Other Assets in Excess of Other Liabilities - 0.4%				14,068,361

TOTAL NET ASSETS - 100.0%				$2,992,727,450

See Notes to Schedule of Investments.

44	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of December 31, 2021.

(i)	The maturity principal is currently in default as of December 31, 2021.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days’ notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report	45

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

Abbreviation(s) used in this schedule:
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

46	Western Asset Intermediate-Term Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

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Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

48

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,506,078,482	—	$2,506,078,482
Municipal Bonds Deposited in Tender Option Bond Trust	—	29,601,353	—	29,601,353
Collateralized Mortgage Obligations	—	7,165,333	—	7,165,333
Statutory Trust Certificates	—	—	$182,310	182,310

Total Long-Term Investments	—	2,542,845,168	182,310	2,543,027,478

Short-Term Investments†	—	454,506,611	—	454,506,611

Total Investments	—	$2,997,351,779	$182,310	$2,997,534,089

†	See Schedule of Investments for additional detailed categorizations.

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